COLUMBIA MANAGEMENT                                   MA5-515-11-05
                                               One Financial Center
                                        Boston, Massachusetts 02111




May 1, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:      SteinRoe Variable Investment Trust
         Columbia Asset Allocation Fund, Variable Series (formerly named
Liberty Asset Allocation Fund, Variable Series)
         Columbia Federal Securities Fund, Variable Series (formerly named Liberty Federal Securities Fund, Variable Series)
         Columbia International Fund, Variable Series
         Columbia Large Cap Growth Fund Variable Series
         Columbia Large Cap Value Fund, Variable Series (formerly named Liberty Growth & Income Fund, Variable Series)
         Columbia Mid Cap Value Fund, Variable Series (formerly named Liberty Select Value Fund, Variable Series)
         Columbia Money Market Fund, Variable Series (formerly named Liberty Money Market Fund, Variable Series)
         Columbia S&P 500 Index Fund, Variable Series (formerly named
         Liberty S&P 500 Index Fund, Variable Series)
         Columbia Small Cap Value Fund, Variable Series (formerly named Colonial Small Cap Value Fund, Variable Series)
         Columbia Small Company Growth Fund, Variable Series (formerly named Liberty Small Company Growth Fund, Variable Series)
         Columbia Strategic Income Fund, Variable Series (formerly named Colonial Strategic Income Fund, Variable Series) (collectively, the Funds)
         Registration File Nos.:  811-5199 and 33-14954


Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated May 1, 2006, for the Funds does not differ from that contained in Post-Effective Amendment No. 29 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 27, 2006.

Very truly yours,

STEINROE VARIABLE INVESTMENT TRUST

/s/Laurie J. Russell
Laurie J. Russell

Columbia Management is the primary asset management group, and a nonbank subsidiary of Bank of America Corp.

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